Business and Significant Accounting Policies (Schedule of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business and Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 9	$ 10		$ 11
Restricted cash, current	25	16		13
Restricted cash, noncurrent	56	72		30
Total cash, cash equivalents and restricted cash on the condensed statements of consolidated cash flows	$ 90	$ 98	$ 322	$ 54	$ 27	$ 4